Property, Plant and Equipment - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Property, Plant, and Equipment Disclosure [Line Items]
Recognized damaged loss related to property, plant and equipment	¥ 1,217